Advance to suppliers, net	6 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Advance to suppliers, net
6.	Advance to suppliers, net

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Prepayment to suppliers	863,591	-
Total	863,591	-